Changes in borrowings, debentures and Braskem Idesa borrowings	12 Months Ended
Dec. 31, 2017
Changes in borrowings, debentures and Braskem Idesa borrowings [Abstract]
Changes in borrowings, debentures and Braskem Idesa borrowings

18.              Changes in borrowings, debentures and Braskem Idesa borrowings

	Balance at	Addition by				Interest, changes	Conversion of		Balance at
	December 31,	acquisition of		Payments		monetary and	debts of subsidiaries		December 31,
	2016	subsidiary	Obtained	Principal	Interest paid	foreign exchange, net	abroad	Transferences	2017

Borrowings
Current	2,594,463	6,749	2,077,350	(8,767,003)	(1,648,971)	1,459,513	8,834	5,453,846	1,184,781
Non-current	20,736,604	11,736	6,414,991			258,501	208,654	(5,453,846)	22,176,640
Total	23,331,067	18,485	8,492,341	(8,767,003)	(1,648,971)	1,718,014	217,488		23,361,421

Debentures
Current		27,017		(12,088)		5,307		6,947	27,183
Non-current		290,943				2,145		(6,947)	286,141
Total		317,960		(12,088)		7,452			313,324

Total borrowings and debentures
Current	2,594,463	33,766	2,077,350	(8,779,091)	(1,648,971)	1,464,820	8,834	5,460,793	1,211,964
Non-current	20,736,604	302,679	6,414,991			260,646	208,654	(5,460,793)	22,462,781
Total	23,331,067	336,445	8,492,341	(8,779,091)	(1,648,971)	1,725,466	217,488		23,674,745

Braskem Idesa financing
Current	10,437,791		187,959	(1,080,502)	(505,082)	17,882	633,402		9,691,450
Total	10,437,791		187,959	(1,080,502)	(505,082)	17,882	633,402		9,691,450

Total geral
Current	13,032,254	33,766	2,265,309	(9,859,593)	(2,154,053)	1,482,702	642,236	5,460,793	10,903,414
Non-current	20,736,604	302,679	6,414,991			260,646	208,654	(5,460,793)	22,462,781
Total	33,768,858	336,445	8,680,300	(9,859,593)	(2,154,053)	1,743,348	850,890		33,366,195